    UNITED STATES

    SECURITIES AND EXCHANGE COMMISSION

    Washington D.C. 20549

    FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

    ASSET-BACKED SECURITIES

    Commission File Number of issuing entity:  333-207361-04

    Central Index Key Number of Issuing entity:  0001691198

    CSMC 2016-NXSR Commercial Mortgage Trust

    (Exact name of issuing entity as specified in its charter)

    Commission File Number of depositor:  333-207361

    Central Index Key Number of depositor:  0001654060

    Credit Suisse Commercial Mortgage Securities Corp.

    (Exact name of depositor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001628601

    Column Financial, Inc.

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001542256

    Natixis Real Estate Capital LLC

    (Exact name of Sponsor as specified in its charter)

   Central Index Key Number of sponsor (if applicable):  0001685185

    UBS AG

    (Exact name of Sponsor as specified in its charter)

    Chuck Lee  (212) 538-1807

   (Name and telephone number, including area code, of the person to contact in connection with this filing)

   INFORMATION TO BE INCLUDED IN THIS FORM

   Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

   Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

   SIGNATURES

   The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

   Credit Suisse Commercial Mortgage Securities Corp.

   (Depositor)

   /s/   Charles Y. Lee

   Charles Y. Lee, President and CEO

   Dated :  March 27, 2017

   EXHIBIT INDEX

   Exhibit Number               Description

   EX 102                      Asset Data File

   EX 103                      Asset Related Document